Related Party Transactions (Details) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2021	Apr. 12, 2021	Aug. 23, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Nov. 22, 2022	Nov. 01, 2022	Aug. 26, 2022	Aug. 05, 2022	Apr. 04, 2022	Mar. 08, 2022	Apr. 20, 2021
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)	276,250
Shares issued of additional private units (in Shares)			18,348			2,000,000
Gross proceeds			$ 183,480
Principal amount received							$ 150,000				$ 500,000	$ 300,000	$ 300,000
Outstanding Aggregate Amount						$ 1,146,784
Conversion price (in Dollars per share)							$ 10				$ 10
Outstanding under note						150,000
Outstanding value						300,000
General and administrative services						10,000
Payments for Other Fees					$ 90,000	120,000
Agreement amount					$ 0	$ 10,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 11.5
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Principal amount received									$ 300,000
Principal amount								$ 573,392		$ 573,392
Conversion price (in Dollars per share)						$ 10			$ 10
Sponsor [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Outstanding under note				$ 500,000
Convertible Promissory Notes [Member]
Related Party Transactions (Details) [Line Items]
Outstanding under note						$ 300,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Purchased shares (in Shares)		1,437,500
Aggregate price		$ 25,000